Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023
Committed Amounts Payable [Abstract]
Commitments	$ 51,156	$ 7,481
Amounts Payable within 12 Months of Balance Date [Member]
Committed Amounts Payable [Abstract]
Commitments	48,215	7,481
Amounts Payable After 12 Months of Balance Date [Member]
Committed Amounts Payable [Abstract]
Commitments	$ 2,941	$ 0